1 Operations (Details Narrative)	12 Months Ended
Dec. 31, 2019 Plant
DisclosureOfOperationsLineItems [Line Items]
Number of industrial plants	36
Odebrecht S.A. [Member]
DisclosureOfOperationsLineItems [Line Items]
Proportion of voting rights	50.11%
Proportion of ownership interest	38.32%